As filed with the Securities and Exchange Commission on January 9, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND INC.
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
                    Neuberger Berman Realty Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

        Arthur C. Delibert, Esq.                      Ellen Metzger, Esq.
       Kirkpatrick & Lockhart LLP                    Neuberger Berman, LLC
1800 Massachusetts Avenue, N.W. 2nd Floor              605 Third Avenue
       Washington, DC 20036-1800                 New York, New York 10158-3698
                     (Names addresses of agents for service)

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

[NEUBERGER BERMAN A LEHMAN BROTHERS COMPANY LOGO]

ANNUAL REPORT
OCTOBER 31, 2003

NEUBERGER BERMAN
REALTY INCOME
FUND INC.

                                               NEUBERGER BERMAN OCTOBER 31, 2003

CONTENTS


THE FUND

CHAIRMAN'S LETTER                             1

PORTFOLIO COMMENTARY/
PERFORMANCE HIGHLIGHTS                        2

SCHEDULE OF INVESTMENTS/
TOP TEN EQUITY HOLDINGS                       5

FINANCIAL STATEMENTS                          8

FINANCIAL HIGHLIGHTS/
PER SHARE DATA                               17

REPORT OF INDEPENDENT AUDITORS               19

DIVIDEND REINVESTMENT PLAN                   20

DIRECTORY                                    22

DIRECTORS AND OFFICERS                       23

CHAIRMAN'S LETTER


Dear Fellow Shareholder,

I am pleased to present to you this annual report of the Neuberger Berman Realty Income Fund, for the period ending October 31, 2003. The report includes a listing of the Fund's investments and its financial statements for the reporting period.

The Fund's investment objective is to provide high current income, and its secondary objective is to provide capital appreciation. In seeking to accomplish both, we have assembled a portfolio with a broad mix of equity securities of real estate investment trusts (REITs) and other real estate companies.

Portfolio Manager Steven Brown's investment approach combines analysis of security fundamentals and real estate with property sector diversification. His disciplined valuation methodology seeks out real estate securities that are attractively priced relative to their historical growth rates and the valuation of other property sectors.

We believe our conservative investing philosophy and disciplined investment process will benefit you with superior returns over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to keep earning it.

Sincerely,


/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN REALTY
INCOME FUND INC. CLOSED-END FUNDS


"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2003 Neuberger Berman Management Inc. All rights reserved.

REALTY INCOME FUND INC. Portfolio Commentary

We are pleased to report that, since inception, for the reporting period ended October 31, 2003, on a Net Asset Value (NAV) basis, the Neuberger Berman Realty Income Fund (NYSE: NRI) returned 21.16% versus 19.19% for the NAREIT Equity REIT Index.

The portfolio's superior relative performance resulted from an overweighting in regional malls, the best performing property sector in 2003 through October, and generally good stock selection in most property categories. Our investments in the hotels/lodging sector also contributed to absolute returns in the second half of fiscal 2003, as this sector began rebounding. Our relative performance was dampened by issue-specific weakness in the office and mixed-use sectors, where several portfolio holdings fell short of consensus earnings expectations.

We believe the U.S. economy is in the early stages of an economic recovery that will extend through 2004 and into 2005. Consumer spending, which has supported the economy over the last several years, remains strong. Capital spending appears to be recovering as the capacity glut recedes. Perhaps most importantly, corporate America is finally hiring again. More Americans going back to work has positive implications for consumer confidence and consumer spending. It should also revive demand in the office sector, fundamentally the weakest property category. We doubt 2004 Gross Domestic Product (GDP) growth will match the calendar third quarter's impressive 8.2% growth rate, but expect growth in the healthy 4% plus range.

We expect commercial real estate fundamentals to improve significantly over the next 12 months. Supply growth, as measured by new permits and construction starts as a percentage of existing supply, is decelerating and we expect the level of supply growth for most property sectors will be below long-term averages for the next 12-18 months. Demand should improve substantially as the economy expands. Increasing demand should translate into accelerating earnings growth for REITs.

We believe hotel/lodging, apartment, and industrial REITs will be among the first property sectors to benefit. The hotel/lodging sector appears to us particularly attractive. Construction activity has been at historically low levels for three years. The significant operating leverage resulting from recent years' intense cost cutting could be magnified in earnings as the business traveler takes to the road again and vacancy rates fall. We think the apartment sector should rebound as rising mortgage rates price more people out of the new housing market, and we expect industrial REITs

CUMULATIVE TOTAL RETURN (Life of Fund as of October 31, 2003)

                                                               REALTY INCOME FUND
                                                           NYSE TICKER SYMBOL NRI
NAV                                                                        21.16%
MARKET PRICE                                                               10.60%
INCEPTION DATE                                                        04/24/2003

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

(warehouses) to benefit as businesses rebuild inventories after an extended inventory liquidation cycle.

Due to the resilience of the American consumer, the regional mall sector has performed exceptionally well over the last three years. If consumer spending remains at or near current levels, regional mall REIT earnings should continue to grow nicely. Although valuations are not as attractive as other property sectors, based on above average earnings growth potential, we believe regional mall REITs are still reasonably valued.

After REITs' exceptional absolute and relative performance in recent years, valuations are in the mid-to upper-end of historical ranges. While REITs no longer appear "cheap," we think they are reasonably priced relative to asset values and improving earnings prospects. We believe that even if the stock market continues to rally strongly in the year ahead, REITs will retain a loyal following. An extensive study by the highly respected investment research firm Ibbotson Associates revealing that historically, equity portfolios with a 20% allocation to REITs have produced returns with significantly less volatility, has been widely disseminated in the institutional investment community. We believe the increased institutional investment in REITs makes a robust stock market less of a competitive threat than it has been in the past.

Sincerely,

                               /s/ Steven R Brown

                                  STEVEN BROWN
                                PORTFOLIO MANAGER

GLOSSARY OF INDICES

              NAREIT EQUITY REIT INDEX: Tracks the performance of all Equity
                                        REITs currently listed on the New York
                                        Stock Exchange, the NASDAQ National
                                        Market System and the American Stock
                                        Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties.

Please note that the index does not take into account any fees and expenses of investing in individual securities that it tracks, and that investors cannot invest directly in any index or average. Data about the performance of the index is prepared or obtained by Management and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in its index.

SCHEDULE OF INVESTMENTS Realty Income Fund Inc.


TOP TEN EQUITY HOLDINGS

    HOLDING                    %
 1  Mills Corp.              8.4

 2  iStar Financial          7.9

 3  Health Care REIT         6.6

 4  Citigroup Global
    Makets                   5.7

 5  Apartment
    Investment &
    Management               5.6

 6  Ventas, Inc.             5.4

 7  New Plan Excel
    Realty Trust             4.7

 8  Colonial
    Properties Trust         4.6

 9  Maguire
    Properties               4.5

10  Lexington
    Corporate
    Properties Trust         4.2

                                                                  MARKET VALUE +
NUMBER OF SHARES                                                (000'S OMITTED)
COMMON STOCKS (104.2%)

APARTMENTS (16.9%)
    138,200    Amli Residential Properties
                 Trust                                             $       3,516
    531,400    Apartment Investment &
                 Management                                               21,734*
    430,500    Archstone-Smith Trust                                      11,495
    464,200    Camden Property Trust                                      18,382
    433,500    Gables Residential Trust                                   13,950
    171,100    Home Properties                                             6,587
      1,700    Mid-America Apartment
                 Communities                                                  53
     35,300    Post Properties                                               932
      4,400    Town & Country Trust                                          102
     49,100    United Dominion Realty Trust                                  857
                                                                   -------------
                                                                          77,608

COMMUNITY CENTERS (12.6%)
    100,000    Chelsea Property Group                                      4,920
     43,400    Developers Diversified Realty                               1,254
     30,000    Federal Realty Investment
                 Trust                                                     1,139
    221,400    Heritage Property
                 Investment Trust                                          6,243
    942,400    New Plan Excel Realty Trust                                21,392
    331,100    Ramco-Gershenson
                 Properties Trust                                          7,996
    364,700    Tanger Factory Outlet Centers                              14,727
                                                                   -------------
                                                                          57,671

DIVERSIFIED (15.6%)
    565,900    Colonial Properties Trust                                  20,938
    813,100    iStar Financial                                            30,947^^
    219,600    Lexington Corporate
                 Properties Trust                                          4,212
    177,600    Pennsylvania REIT                                           5,932
    182,100    Vornado Realty Trust                                        9,205
                                                                   -------------
                                                                          71,234

HEALTH CARE (14.4%)
    316,400    Health Care Property Investors                             14,754
    382,400    Health Care REIT                                           12,677
    157,300    Healthcare Realty Trust                                     5,309
    485,000    Nationwide Health Properties                                8,875
  1,312,900    Ventas, Inc.                                               24,551
                                                                   -------------
                                                                          66,166

INDUSTRIAL (7.0%)
    642,129    EastGroup Properties                                       18,718
    353,000    First Industrial Realty Trust                              11,402
    101,600    Keystone Property Trust                                     2,032
                                                                   -------------
                                                                          32,152

LODGING (0.4%)
     51,000    Hospitality Properties Trust                                1,870

OFFICE (19.0%)
    100,000    American Financial Realty
                 Trust                                             $       1,520
    191,000    Arden Realty                                                5,342
    365,400    Brandywine Realty Trust                                     9,259
    282,400    CarrAmerica Realty                                          8,492
    250,000    Equity Office Properties Trust                              7,002
    217,000    Glenborough Realty Trust                                    4,231
    408,700    Highwoods Properties                                       10,136
    341,000    HRPT Properties Trust                                       3,192
    120,200    Mack-Cali Realty                                            4,530
    942,000    Maguire Properties                                         20,536
    323,500    Prentiss Properties Trust                                   9,783
    233,600    Trizec Properties                                           3,119
                                                                   -------------
                                                                          87,142

OFFICE--INDUSTRIAL (8.6%)
    149,500    Bedford Property Investors                                  3,926
    271,300    Kilroy Realty                                               7,841
    332,200    Liberty Property Trust                                     12,085
    704,700    Reckson Associates Realty                                  15,658
                                                                   -------------
                                                                          39,510

REGIONAL MALLS (7.4%)
     55,500    CBL & Associates Properties                                 2,958
    451,200    Glimcher Realty Trust                                       9,557
    104,700    Macerich Co.                                                4,209
    164,000    Mills Corp.                                                 6,691
    230,300    Simon Property Group                                       10,382
                                                                   -------------
                                                                          33,797

SELF STORAGE (2.3%)
    119,700    Public Storage, Depositary
                 Shares                                                    3,436
     75,700    Shurgard Storage Centers                                    2,740*
    131,500    Sovran Self Storage                                         4,451
                                                                   -------------
                                                                          10,627

TOTAL COMMON STOCKS
(COST $419,374)                                                          477,777
                                                                   -------------

PREFERRED STOCKS (40.0%)

APARTMENTS (4.9%)
      7,200    Apartment Investment &
                 Management, Ser. Q                                          196
      8,600    Apartment Investment &
                 Management, Ser. R                                          236
    138,000    Apartment Investment &
                 Management, Ser. T                                        3,436
    377,800    Mid-America Apartment
                 Communities, Ser. H                                       9,799
    151,300    Post Properties, Ser. A                                     8,852
                                                                   -------------
                                                                          22,519

See Notes to Schedule of Investments

                                                                  MARKET VALUE +
NUMBER OF SHARES                                                (000'S OMITTED)
COMMERCIAL FINANCING (0.9%)
    156,000    Anthracite Capital, Ser. C                          $       4,095

COMMUNITY CENTERS (7.8%)
    743,644    Citigroup Global Markets                                   26,200
     49,600    Ramco-Gershenson Properties
                 Trust, Ser. B                                             1,389
     85,500    Saul Centers, Ser. A                                        2,138
     60,000    Urstadt Biddle Properties,
                 Ser. C                                                    6,148**
                                                                   -------------
                                                                          35,875

DIVERSIFIED (6.8%)
    398,600    Crescent Real Estate Equities,
                 Ser. B                                                   10,710
    200,000    iStar Financial, Ser. E                                     5,230
    580,000    Lexington Corp. Properties
                 Trust, Ser. B                                            15,138
                                                                   -------------
                                                                          31,078

HEALTH CARE (4.1%)
    685,000    Health Care REIT, Ser. D                                   17,746
     13,200    LTC Properties, Ser. A                                        335
     27,900    LTC Properties, Ser. B                                        702
      1,000    Nationwide Health Properties                                   79
                                                                   -------------
                                                                          18,862

INDUSTRIAL (0.1%)
     20,000    Keystone Property Trust,
                 Ser. D                                                      533
LODGING (0.5%)

     81,700    Hospitality Properties Trust,
                 Ser. B                                                    2,191
      5,300    LaSalle Hotel Properties,
                 Ser. A                                                      145
                                                                   -------------
                                                                           2,336

OFFICE (3.7%)
     23,200    Highwoods Properties, Ser. B                                  584
     96,400    Highwoods Properties, Ser. D                                2,412
     50,000    HRPT Properties Trust, Ser. B                               1,350
    480,000    Parkway Properties, Ser. D                                 12,720
                                                                   -------------
                                                                          17,066

REGIONAL MALLS (10.7%)
     40,000    CBL & Associates Properties,
                 Ser. B                                                    2,190
    225,300    Crown American Realty Trust,
                 Ser. A                                                   13,239
     48,000    Glimcher Realty Trust, Ser. F                               1,243
     31,200    Mills Corp., Ser. B                                           842
    206,200    Mills Corp., Ser. C                                         5,535
    965,900    Mills Corp., Ser. E                                        25,596
      7,700    Taubman Centers, Ser. A                                       195
                                                                   -------------
                                                                          48,840

SPECIALTY (0.5%)
     76,500    Entertainment Properties
                 Trust, Ser. A                                     $       2,085

TOTAL PREFERRED STOCKS
(COST $174,901)                                                          183,289
                                                                   -------------

PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS (11.4%)

$ 16,189,400   N&B Securities Lending
                 Quality Fund, LLC                                        16,189

  35,894,615   Neuberger Berman
                 Institutional Cash Fund
                 Trust Class                                              35,895@
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS
(COST $52,084)                                                            52,084#
                                                                   -------------

TOTAL INVESTMENTS (155.6%)
(COST $646,359)                                                          713,150##
Liabilities, less cash, receivables
  and other assets [(5.9%)]                                              (26,829)
Liquidation Value of Auction
  Preferred Shares [(49.7%)]                                            (228,000)
                                                                   -------------

TOTAL NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS (100.0%)                                       $     458,321
                                                                   -------------

NOTES TO SCHEDULE OF INVESTMENTS

+ Investment securities of the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the directors of Neuberger Berman Realty Income Fund Inc. believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
#    At cost, which approximates market value.
## At October 31, 2003, the cost of investments for U.S. Federal income tax purposes was $646,359,000. Gross unrealized appreciation of investments was $67,525,000 and gross unrealized depreciation of investments was $734,000, resulting in net unrealized appreciation of $66,791,000, based on cost for U.S. Federal income tax purposes.
** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 2003, these securities amounted to $6,148,000 or 1.3% of net assets applicable to common shareholders.
^^   Security is segregated as collateral for interest rate swap contracts.
@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).
* All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

NEUBERGER BERMAN                                                                     REALTY INCOME
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                                      FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE*+ (Note A)--see
     SCHEDULE OF INVESTMENTS:                                                      $       713,150
     Interest rate swaps, at market value (Note A)                                           5,863
--------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                       2,825
     Prepaid expenses and other assets                                                          37
==================================================================================================
TOTAL ASSETS                                                                               721,875
==================================================================================================
LIABILITIES
     Payable for collateral on securities loaned (Note A)                                   16,189
     Dividends payable--preferred shares                                                        21
--------------------------------------------------------------------------------------------------
     Dividends payable--common shares                                                          378
     Payable for securities purchased                                                       18,358
--------------------------------------------------------------------------------------------------
     Net payable for swap contracts (Note A)                                                    29
     Payable for offering costs (Note A)                                                       105
--------------------------------------------------------------------------------------------------
     Payable to investment manager--net (Note B)                                               189
     Payable to administrator (Note B)                                                         135
--------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                                       150
==================================================================================================
TOTAL LIABILITIES                                                                           35,554
==================================================================================================
AUCTION PREFERRED SHARES SERIES A, B, C & D AT LIQUIDATION VALUE
     14,000 shares authorized; 9,120 shares issued and outstanding
     $.0001 par value; $25,000 liquidation value per share (Note A)                        228,000
==================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                              $       458,321
==================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Paid-in capital--common shares                                                $       386,066
     Undistributed (dividends in excess of) net investment income                             (399)
--------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                                     --
     Net unrealized appreciation (depreciation) in value of investments                     72,654
==================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                              $       458,321
==================================================================================================
COMMON SHARES OUTSTANDING ($.0001 PAR VALUE; 999,986,000 SHARES AUTHORIZED)                 27,372
==================================================================================================
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                       $         16.74
==================================================================================================
+SECURITIES ON LOAN, AT MARKET VALUE                                                        15,766
==================================================================================================
*COST OF INVESTMENTS                                                               $       646,359
==================================================================================================

See Notes to Financial Statements

NEUBERGER BERMAN FOR THE PERIOD FROM APRIL 29, 2003 (COMMENCEMENT OF OPERATIONS)
                                                             TO OCTOBER 31, 2003


STATEMENT OF OPERATIONS

NEUBERGER BERMAN                                                                     REALTY INCOME
(000'S OMITTED)                                                                               FUND
INVESTMENT INCOME
Dividend income                                                                    $        14,200
Interest income                                                                                321
--------------------------------------------------------------------------------------------------
Income from investments in affiliated issuers (Note A)                                          21
Income from securities loaned--net                                                               1
==================================================================================================
Total income                                                                                14,543
==================================================================================================

EXPENSES:
Investment management fee (Note B)                                                           1,709
Administration fee (Note B)                                                                    713
--------------------------------------------------------------------------------------------------
Auction agent fees (Note B)                                                                    173
Auditing fees                                                                                   22
--------------------------------------------------------------------------------------------------
Basic maintenance expense (Note B)                                                              10
Custodian fees (Note B)                                                                         73
--------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                                    16
Insurance expense                                                                                1
--------------------------------------------------------------------------------------------------
Legal fees                                                                                      35
Net interest expense on interest rate swap contracts (Note A)                                  768
--------------------------------------------------------------------------------------------------
Shareholder reports                                                                             46
Stock exchange listing fees                                                                     15
--------------------------------------------------------------------------------------------------
Stock transfer agent fees                                                                       21
Miscellaneous                                                                                   16
==================================================================================================
Total expenses                                                                               3,618

Investment management fee waived (Note B)                                                     (713)
Expenses reduced by custodian fee expense offset and commission recapture
  arrangements (Note B)                                                                         (3)
==================================================================================================
Total net expenses                                                                           2,902
==================================================================================================
Net investment income                                                                       11,641
==================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                                       1,553
Change in net unrealized appreciation (depreciation) in value of:
--------------------------------------------------------------------------------------------------
       Investment securities (Note A)                                                       66,791
       Interest rate swap contracts (Note A)                                                 5,863
       ===========================================================================================
Net gain (loss) on investments                                                              74,207
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
--------------------------------------------------------------------------------------------------
       Net investment income                                                                  (806)
       ===========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS                                                        $        85,042
==================================================================================================

See Notes to Financial Statements

                                               NEUBERGER BERMAN OCTOBER 31, 2003


STATEMENT OF CHANGES IN NET ASSETS

NEUBERGER BERMAN                                                                REALTY INCOME FUND

                                                                                       PERIOD FROM
                                                                                    APRIL 29, 2003
                                                                                     (COMMENCEMENT
                                                                                 OF OPERATIONS) TO
(000'S OMITTED)                                                                   OCTOBER 31, 2003
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                       $        11,641
Net realized gain (loss) on investments                                                      1,553
--------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                         72,654
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                                         (599)
Net realized gain on investments                                                               (77)
--------------------------------------------------------------------------------------------------
Tax return of capital                                                                         (130)
==================================================================================================
Total distributions to preferred shareholders                                                 (806)
==================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
  resulting from operations                                                                 85,042
==================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                      (11,441)
Net realized gain on investments                                                            (1,476)
--------------------------------------------------------------------------------------------------
Tax return of capital                                                                       (2,477)
==================================================================================================
Total distributions to common shareholders                                                 (15,394)
==================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from initial capitalization                                                       100
Net proceeds from issuance of common shares                                                343,080
--------------------------------------------------------------------------------------------------
Net proceeds from underwriters' over-allotment option exercised                             47,745
Proceeds from reinvestment of dividends                                                        377
--------------------------------------------------------------------------------------------------
Payments for preferred shares offering costs                                                (2,629)
==================================================================================================
Total net proceeds from capital share transactions                                         388,673
==================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    458,321

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                             --
==================================================================================================
End of period                                                                      $       458,321
==================================================================================================
Accumulated undistributed (dividends in excess of) net investment income at
  end of period                                                                    $          (399)
==================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS Realty Income Fund Inc.

   NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman Realty Income Fund Inc. (the "Fund") was organized as a Maryland corporation on March 4, 2003 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund had no operations until April 29, 2003, other than matters relating to its organization and the sale on April 14, 2003 of 6,981 shares of common stock for $100,003 ($14.325 per share) to Neuberger Berman, LLC ("Neuberger"), the Fund's sub-adviser. The Board of Directors of the Fund may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 FEDERAL INCOME TAXES: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare quarterly and pay dividends to common shareholders from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Dividends and distributions to preferred shareholders are accrued and determined as described in Note A-7.

   The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

   On September 29, 2003, the Fund declared two monthly dividends to common shareholders from its net investment income in the amount of $0.1125 per share per month, payable after the fiscal year-end, on November 28, 2003 and December 30, 2003, to shareholders of record on November 14, 2003 and December 12, 2003, respectively, with ex-dividend dates of November 12, 2003 and December 10, 2003, respectively.

   The tax character of distributions paid during the period ended October 31, 2003 were as follows:

   DISTRIBUTIONS PAID FROM:                              LONG-TERM        TAX RETURN
                                 ORDINARY INCOME      CAPITAL GAIN        OF CAPITAL            TOTAL
                                            2003              2003              2003             2003
                                  $   12,073,815       $ 1,518,618       $ 2,607,119    $  16,199,552

   As of October 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                 UNDISTRIBUTED     UNDISTRIBUTED         UNREALIZED            LOSS
                      ORDINARY         LONG-TERM       APPRECIATION   CARRYFORWARDS
                        INCOME              GAIN     (DEPRECIATION)   AND DEFERRALS              TOTAL
                      $     --          $     --     $   72,654,395         $    --      $  72,654,395

   The difference between book basis and tax basis is attributable primarily to timing differences of dividend payments.

6 EXPENSE ALLOCATION: Some bills are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses can otherwise be made fairly.

7 REDEEMABLE PREFERRED SHARES: On June 5, 2003, the Fund re-classified 12,000 unissued shares of capital stock as Series A Auction Preferred Shares, Series B Auction Preferred Shares, Series C Auction Preferred Shares and Series D Auction Preferred Shares ("Preferred Shares"). On June 23, 2003, the Fund issued 1,950 Series A Auction Preferred Shares, 1,950 Series B Auction Preferred Shares, 1,950 Series C Auction Preferred Shares and 1,950 Series D Auction Preferred Shares. On October 24, 2003, the Fund issued an additional 330 Series A Auction Preferred Shares, 330 Series B Auction Preferred Shares, 330 Series C Auction Preferred Shares and 330 Series D Auction Preferred Shares. All Preferred Shares have a liquidation preference of $25,000 per share plus any accumulated unpaid dividends, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value").

   Except when the Fund has declared a special rate period, dividends to preferred shareholders, which are cumulative, are accrued daily and paid every 7 days. Dividend rates are reset every 7 days based on the results of an auction, except during special rate periods. For the period from June 23, 2003 to October 31, 2003, dividend rates ranged from 1.05% to 1.33% for Series A, 1.05% to 1.27% for Series B, 1.00% to

   1.27% for Series C, and 1.07% to 1.26% for Series D Auction Preferred Shares. The Fund declared dividends to preferred shareholders for the period November 1, 2003 to November 30, 2003 of $53,150, $51,691, $52,767, and $51,603 for
   Series A, Series B, Series C, and Series D Auction Preferred Shares, respectively.

   The Fund may redeem Preferred Shares, in whole or in part, on the second business day preceding any dividend payment date at Liquidation Value. The Fund is also subject to certain restrictions relating to the Preferred Shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at Liquidation Value. The holders of Preferred Shares are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the Preferred Shares will vote separately as a class on certain matters, as required by law. The holders of the Preferred Shares, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund failed to pay dividends on Preferred Shares for two consecutive years.

8 INTEREST RATE SWAPS: The Fund may enter into interest rate swap transactions, with institutions that the Fund's investment manager has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. The Fund agrees to pay the swap counter party a fixed-rate payment in exchange for the counter party's paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund's variable-rate payment obligation on the Fund's Preferred Shares. The payment flows are netted against each other, with the difference being paid by one party to the other. The Fund will segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily.

   Risks may arise if the counter party to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counter party is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

   The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as net interest income or net interest expense on interest rate swap contracts. Realized gains and losses from terminated swaps are included in net realized gains or losses in the Statement of Operations. At October 31, 2003, the Fund had outstanding interest rate swap contracts as follows:

                                                                                RATE TYPE
                                                                     --------------------------------
                                                                     PAYMENTS MADE  PAYMENTS RECEIVED       UNREALIZED
   SWAP COUNTER PARTY    NOTIONAL AMOUNT       TERMINATION DATE        BY THE FUND     BY THE FUND(1)     APPRECIATION
   Citibank, N.A.         $   83,000,000          June 26, 2007               2.22%              1.12%   $   2,532,985
   Citibank, N.A.         $   82,000,000          June 26, 2008               2.58%              1.12%       3,330,365
                                                                                                         -------------
                                                                                                             5,863,350

   (1) 30 day LIBOR (London Interbank Offered Rate)

 9 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

10 SECURITY LENDING: Pursuant to an Exemptive Order issued by the Securities and
   Exchange Commission, the Fund entered into a Securities Lending Agreement with Neuberger Berman, LLC ("Neuberger") on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Fund's Board of Directors, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Fund's investment manager. Neuberger guarantees a minimum revenue to the Fund under the Agreement, and receives a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee. At October 31, 2003, the Fund had not paid Management any fees under the Agreement.

11 TRANSACTIONS WITH OTHER FUNDS MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.:
   Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same directors and trustees as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the period ended October 31, 2003, income earned on this investment amounted to $21,067 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

12 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. The costs incurred by Management were approximately $116,384. Offering costs for common stock paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offerings and amounted to $820,409.

   Additionally, estimated offering costs of $625,000 and a sales load of $2,280,000 incurred through the issuance of Preferred Shares were charged as a reduction of common stock paid-in-capital at the completion of the Fund's Preferred Shares offerings.

   As of October 31, 2003, total offering costs of $105,136 remain payable by the Fund.

13 CONCENTRATION OF RISK: Under normal market conditions, the Fund's investments will be concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. Values of the securities of such companies may fluctuate due to economic, legal, cultural, geopolitical or technological developments affecting the United States real estate industry.

   NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
   AFFILIATES:

   The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any Preferred Shares outstanding is not considered a liability.

   Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

      FISCAL PERIOD OR YEAR ENDED                       % OF AVERAGE
              OCTOBER 31,                           DAILY MANAGED ASSETS
   --------------------------------------------------------------------------
            2003 - 2007                                   0.25
                2008                                      0.20
                2009                                      0.15
                2010                                      0.10
                2011                                      0.05

   Management has not agreed to waive any portion of its fees beyond October 31, 2011.

   For the period ended October 31, 2003, such waived fees amounted to $713,117.

   The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

   On October 31, 2003, Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Fund, became indirect wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly held company ("the Transaction"). Upon completion of the Transaction, the Fund's management and sub-advisory agreements automatically terminated. To provide for continuity of management, the shareholders of the Fund voted on September 23, 2003, to approve new management and sub-advisory agreements, which took effect upon closing of the Transaction (see Report of Votes of Shareholders). Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

   On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it paid to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. The impact of this arrangement was a reduction of $1,307.

   The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1,981.

   In connection with the settlement of each Preferred Share auction, the Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the Preferred Shares held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by the Fund and the broker-dealer.

   In order to satisfy ratings agency requirements, the Fund is required to provide each rating agency a report on a monthly basis verifying that it is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA rating on the Preferred Shares. 'Discounted value' refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at a rate depending on their rating. The Fund pays a fee to State Street, as Fund sub-administrator, for the preparation of this report.

   NOTE C--SECURITIES TRANSACTIONS:

   During the period ended October 31, 2003, there were purchase and sale transactions (excluding short-term securities and interest rate swap contracts) of $600,183,000 and $2,580,000, respectively.

   During the period ended October 31, 2003, brokerage commissions on securities transactions amounted to $734,103, of which Neuberger received $304,323, Lehman received $56,240, and other brokers received $373,540.

   NOTE D--CAPITAL:

   At October 31, 2003, the common shares outstanding and the common shares owned by Neuberger for the Fund were as follows:

                                                                        COMMON SHARES          COMMON SHARES
                                                                          OUTSTANDING     OWNED BY NEUBERGER
                                                                           27,372,139                  6,981

   Transactions in common shares of capital stock for the period ended October 31, 2003 were as follows:

                         COMMON SHARES ISSUED IN CONNECTION WITH:
                                                 UNDERWRITERS'        REINVESTMENT OF        NET INCREASE IN
            INITIAL      INITIAL PUBLIC      EXERCISE OF OVER-          DIVIDENDS AND          COMMON SHARES
     CAPITALIZATION            OFFERING       ALLOTMENT OPTION          DISTRIBUTIONS            OUTSTANDING
              6,981          24,000,000              3,340,000                 25,158             27,372,139

FINANCIAL HIGHLIGHTS Realty Income Fund Inc.

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.

                                                                                                              PERIOD FROM
                                                                                                          APRIL 29, 2003^
                                                                                                           TO OCTOBER 31,
                                                                                                       ------------------

                                                                                                                     2003
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                                      $            14.33
                                                                                                       ------------------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (Loss)                                                                                          .43
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                                                     2.70
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
NET INVESTMENT INCOME                                                                                                (.02)
NET CAPITAL GAINS                                                                                                    (.00)
TAX RETURN OF CAPITAL                                                                                                (.01)
                                                                                                       ------------------
TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                                                                        (.03)
                                                                                                       ------------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                                   3.10
                                                                                                       ------------------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
NET INVESTMENT INCOME                                                                                               (0.42)
NET CAPITAL GAINS                                                                                                   (0.05)
TAX RETURN OF CAPITAL                                                                                               (0.09)
                                                                                                       ------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                                                          (0.56)
                                                                                                       ------------------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                                            (.03)
ISSUANCE OF PREFERRED SHARES                                                                                         (.10)
                                                                                                       ------------------
TOTAL CAPITAL CHARGES                                                                                                (.13)
                                                                                                       ------------------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                                            $            16.74
                                                                                                       ------------------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                               $            16.00
                                                                                                       ------------------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                                        +21.16%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                                           +10.60%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                              $            458.3
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000 PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)         $            228.0
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                                     1.35%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS++                                      1.35%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                                      5.42%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS                                                                                  .37%*
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS                                                                                 5.05%*
PORTFOLIO TURNOVER RATE                                                                                                 1%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                                            $           75,257

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS Realty Income Fund Inc.

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Total return would have been lower if Management had not waived a portion of the investment management fee.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee. Had Management not undertaken such action the annualized ratio of net expenses to average daily net assets applicable to common shareholders would have been:

                                  PERIOD ENDED
                                   OCTOBER 31,
                                       2003(1)
                                         1.68%

(1)  Period from April 29, 2003 to October 31, 2003.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on Preferred Shares) from the Fund's total assets and dividing by the number of Preferred Shares outstanding.
++ Expense ratios do not include the effect of dividend payments to preferred shareholders. Income ratios include income earned on assets attributable to Preferred Shares. Each ratio of expenses to average net assets applicable to common shareholders and each ratio of net investment income (loss) to average net assets applicable to common shareholders includes the effect of the net interest expense paid on interest rate swap contracts of 0.36%.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Neuberger Berman Realty Income Fund Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neuberger Berman Realty Income Fund Inc., (the "Fund") as of October 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period from April 29, 2003 (commencement of operations) to October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Realty Income Fund Inc., at October 31, 2003, the results of its operations, changes in its net assets, and its financial highlights for the period from April 29, 2003 (commencement of operations) to October 31, 2003, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & young LLP

Boston, Massachusetts
December 5, 2003

DIVIDEND REINVESTMENT PLAN (Unaudited)

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIRECTORY

     INVESTMENT MANAGER AND ADMINISTRATOR
     Neuberger Berman Management Inc.
     605 Third Avenue 2nd Floor
     New York, NY 10158-0180
     877.461.1899 or 212.476.8800

     SUB-ADVISER
     Neuberger Berman, LLC
     605 Third Avenue
     New York, NY 10158-3698

     CUSTODIAN
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02110

     STOCK TRANSFER AGENT
     Bank of New York
     101 Barclay Street, 11-E
     New York, NY 10286

     LEGAL COUNSEL
     Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, NW
     2nd Floor
     Washington, DC 20036-1800

     INDEPENDENT AUDITORS
     Ernst & Young LLP
     200 Clarendon Street
     Boston, MA 02116

DIRECTORS AND OFFICERS (Unaudited)

The following tables set forth information concerning the directors and officers of the Funds. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                         OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                 DIRECTOR            FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
                                                               CLASS I

INDEPENDENT FUND DIRECTORS*

Faith Colish (68)               Counsel, Carter Ledyard & Milburn LLP                37           Director, American Bar
Director                        (law firm) since October 2002; Formerly,                          Retirement Association (ABRA)
                                Attorney at Law and President, Faith                              since 1997 (not-for-profit
                                Colish, A Professional Corporation, 1980 to                       membership association).
                                2002.

C. Anne Harvey (66)             Consultant, C. A. Harvey Associates, since           37           Member, Individual Investors
Director                        June 2001; Director, AARP, 1978 to December                       Advisory Committee to the
                                2000.                                                             New York Stock Exchange
                                                                                                  Board of Directors, 1998
                                                                                                  to June 2002; President,
                                                                                                  Board of Associates to
                                                                                                  The National
                                                                                                  Rehabilitation Hospital's
                                                                                                  Board of Directors, since
                                                                                                  2002; Member, American
                                                                                                  Savings Education
                                                                                                  Council's Policy Board
                                                                                                  (ASEC), 1998-2000;
                                                                                                  Member, Executive
                                                                                                  Committee, Crime
                                                                                                  Prevention Coalition of
                                                                                                  America, 1997-2000.

Cornelius T. Ryan (71)          Founding General Partner, Oxford Partners            37           Director, Capital Cash
Director                        and Oxford Bioscience Partners (venture                           Management Trust (money market
                                capital partnerships) and President, Oxford                       fund), Naragansett
                                Venture Corporation.                                              Insured Tax-Free Income
                                                                                                  Fund, Rocky Mountain
                                                                                                  Equity Fund, Prime Cash
                                                                                                  Fund, several private
                                                                                                  companies and QuadraMed
                                                                                                  Corporation (NASDAQ).

Peter P. Trapp (58)             Regional Manager for Atlanta Region, Ford            37
Director                        Motor Credit Company since August 1997;
                                prior thereto, President, Ford Life
                                Insurance Company, April 1995 until August
                                1997.

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                         OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                 DIRECTOR            FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Peter E. Sundman* (44)          Executive Vice President, Neuberger Berman           37           Executive Vice President,
Chief Executive Officer,        since 1999; Principal, Neuberger Berman                           Neuberger Berman Inc. (holding
Director and Chairman           from 1997 until 1999; Senior Vice                                 company) since 1999 and
of the Board                    President, NB Management from 1996 until                          Director from October 1999
                                1999.                                                             through March 2003; President
                                                                                                  and Director, NB Management
                                                                                                  since 1999; Head of Neuberger
                                                                                                  Berman Inc.'s Mutual Funds and
                                                                                                  Institutional Business since
                                                                                                  1999; Director and Vice
                                                                                                  President, Neuberger & Berman
                                                                                                  Agency, Inc. since 2000.

                                                              CLASS II

INDEPENDENT FUND DIRECTORS*

John Cannon (73)                Consultant. Formerly, Chairman and Chief             37           Independent Trustee or
Director                        Investment Officer, CDC Capital Management                        Director of three series of
                                (registered investment adviser),                                  Oppenheimer Funds: Limited
                                1993-January 1999; prior thereto, President                       Term New York Municipal Fund,
                                and Chief Executive Officer, AMA Investment                       Rochester Fund Municipals, and
                                Advisors, an affiliate of the American                            Oppenheimer Convertible
                                Medical Association.                                              Securities Fund, since 1992.

Barry Hirsch (70)               Attorney at Law. Senior Counsel, Loews               37
Director                        Corporation (diversified financial
                                corporation) May 2002 until April 2003;
                                prior thereto, Senior Vice President,
                                Secretary and General Counsel, Loews
                                Corporation.

John P. Rosenthal (70)          Senior Vice President of Burnham Securities          37           Director, 92nd Street Y
Director                        Inc. (a registered broker-dealer) since                           (non-profit) since 1967;
                                1991.                                                             Formerly, Director, Cancer
                                                                                                  Treatment Holdings, Inc.

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
  NAME, AGE, ADDRESS (1)                                                         OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
  AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                 DIRECTOR            FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (53)            General Partner, Seip Investments LP                 37           Director, H&R Block, Inc.
Director                        (a private investment partnership);                               (financial services company)
                                President and CEO, Westaff, Inc.                                  since May 2001; Director,
                                (temporary staffing), May 2001 to                                 General Magic (voice
                                January 2002; Senior Executive at the                             recognition software) since
                                Charles Schwab Corporation from 1983                              November 2001; Director,
                                to 1999, including Chief Executive                                Forward Management, Inc.
                                Officer, Charles Schwab Investment                                (asset management), since
                                Management, Inc. and Trustee, Schwab                              2001; Director, E-Finance
                                Family of Funds and Schwab Investments                            Corporation (credit
                                from 1997 to 1998 and Executive Vice                              decisioning services) since
                                President-Retail Brokerage, Charles                               1999; Director, Save-Daily.com
                                Schwab Investment Management from 1994                            (micro investing services)
                                to 1997.                                                          since 1999; Formerly,
                                                                                                  Director, Offroad Capital Inc.
                                                                                                  (pre-public internet commerce
                                                                                                  company).

DIRECTOR WHO IS AN "INTERESTED PERSON"

Jack L. Rivkin* (63)            Executive Vice President and Chief                   37           Director, Dale Carnegie and
President and Director          Investment Officer, Neuberger Berman                              Associates, Inc. (private
                                since 2002 and 2003, respectively;                                company) since 1998; Director,
                                Director and Chairman, NB Management                              Emagin Corp. (public company)
                                since December 2002; Executive Vice                               since 1997; Director,
                                President, Citigroup Investments, Inc.                            Solbright, Inc. (private
                                from September 1995 to February 2002;                             company) since 1998; Director,
                                Executive Vice President, Citigroup                               Infogate, Inc. (private
                                Inc. from September 1995 to February                              company) since 1997.
                                2002.

                                                              CLASS III

INDEPENDENT FUND DIRECTORS*


Walter G. Ehlers (70)           Consultant; Retired President and                    37
Director                        Director, Teachers Insurance & Annuity
                                (TIAA) and College Retirement Equities
                                Fund (CREF).

Robert A. Kavesh (76)           Marcus Nadler Professor of Finance and               37           Director, DEL Laboratories,
Director                        Economics Emeritus, New York                                      Inc. (cosmetics and
                                University Stern School of Business.                              pharmaceuticals) since 1978;
                                                                                                  The Caring Community
                                                                                                  (not-for-profit).

Howard A. Mileaf (66)           Retired. Formerly, Vice President and                37           Director, WHX Corporation
Director                        Special Counsel, WHX Corporation                                  (holding company) since August
                                (holding company) 1993-2001.                                      2002; Director, Webfinancial
                                                                                                  Corporation (holding company)
                                                                                                  since December 2002; Director,
                                                                                                  State Theatre of New Jersey
                                                                                                  (not-for-profit theater) since
                                                                                                  2000; Formerly, Director,
                                                                                                  Kevlin Corporation
                                                                                                  (manufacturer of microwave and
                                                                                                  other products).

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                                                FUND COMPLEX
    NAME, AGE, ADDRESS (1)                                                       OVERSEEN BY       OTHER DIRECTORSHIPS HELD OUTSIDE
    AND POSITION WITH FUND                PRINCIPAL OCCUPATION(S) (2)              DIRECTOR            FUND COMPLEX BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------

William E. Rulon (71)           Retired. Senior Vice President, Foodmaker,           37           Director, Pro-Kids Golf and
Director                        Inc. (operator and franchiser of                                  Learning Academy (teach golf
                                restaurants) until January 1997.                                  and computer usage to "at
                                                                                                  risk" children) since 1998;
                                                                                                  Director, Prandium, Inc.
                                                                                                  (restaurants) from March 2001
                                                                                                  until July 2002.

Candace L. Straight (56)        Private investor and consultant                      37           Director, Providence
Director                        specializing in the insurance industry;                           Washington (property and
                                Advisory Director, Securitas Capital LLC (a                       casualty insurance company)
                                global private equity investment firm                             since December 1998; Director,
                                dedicated to making investments in the                            Summit Global Partners
                                insurance sector).                                                (insurance brokerage firm)
                                                                                                  since October 2000.

DIRECTOR WHO IS AN "INTERESTED PERSON"

Edward I. O'Brien* (75)         Member, Investment Policy Committee, Edward          37           Director, Legg Mason, Inc.
Director                        Jones, 1993-2001; President, Securities                           (financial services holding
                                Industry Association ("SIA") (securities                          company) since 1993; Director,
                                industry's representative in government                           Boston Financial Group (real
                                relations and regulatory matters at the                           estate and tax shelters)
                                federal and state levels) 1974-1992;                              1993-1999.
                                Adviser to SIA, November 1992-November
                                1993.

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                        POSITION AND
 NAME, AGE, AND ADDRESS (1)       LENGTH OF TIME SERVED (2)                            PRINCIPAL OCCUPATION(S)
------------------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (47)       Secretary since 2002              Vice President-Mutual Fund Board Relations, NB Management since
                                                                2000; Vice President, Neuberger Berman since 2002 and employee since
                                                                1999; Vice President, NB Management from 1986 to 1999; Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (four since 2002 and three since 2003).

Robert Conti (47)             Vice President since 2002         Senior Vice President, Neuberger Berman since 2003; Vice President,
                                                                Neuberger Berman from 1999 until 2003; Senior Vice President, NB
                                                                Management since 2000; Controller, NB Management until 1996;
                                                                Treasurer, NB Management from 1996 until 1999; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since
                                                                2002 and three since 2003).

Brian P. Gaffney (50)         Vice President since 2002         Managing Director, Neuberger Berman since 1999; Senior Vice
                                                                President, NB Management since 2000; Vice President, NB Management from 1997 until 1999; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002 and three since
                                                                2003).

Sheila R. James (38)          Assistant Secretary since 2002    Employee, Neuberger Berman since 1999; Employee, NB Management from
                                                                1991 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).

Kevin Lyons (48)              Assistant Secretary since 2003    Employee, Neuberger Berman since 1999; Employee, NB Management from
                                                                1993 to 1999; Assistant Secretary, ten registered investment companies for which NB Management acts as investment manager and administrator (since 2003).

                                        POSITION AND
 NAME, AGE, AND ADDRESS (1)       LENGTH OF TIME SERVED (2)                            PRINCIPAL OCCUPATION(S)
------------------------------------------------------------------------------------------------------------------------------------
John M. McGovern (33)         Assistant Treasurer since 2002    Employee, NB Management since 1993; Assistant Treasurer, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).

Barbara Muinos (44)           Treasurer and Principal Financial Vice President, Neuberger Berman since 1999; Assistant Vice and Accounting Officer since 2002 President, NB Management from 1993 to 1999; Treasurer and Principal
                                                                Financial and Accounting Officer, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003); Assistant
                                                                Treasurer, three registered investment companies for which NB
                                                                Management acts as investment manager and administrator from 1996 until 2002.

Frederic B. Soule (57)        Vice President since 2002         Senior Vice President, Neuberger Berman since 2003; Vice President,
                                                                Neuberger Berman from 1999 until 2003; Vice President, NB Management from 1995 until 1999; Vice President, ten registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002 and three since
                                                                2003).

Trani Jo Wyman (34)           Assistant Treasurer since 2002    Employee, NB Management since 1991; Assistant Treasurer, ten registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002 and three since 2003).

----------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

REPORT OF VOTES OF SHAREHOLDERS (Unaudited)

A special meeting of shareholders of Neuberger Berman Realty Income Fund Inc. (the "Fund") was held on September 23, 2003. Upon completion of the acquisition of Neuberger Berman Inc. by Lehman Brothers Holdings Inc. (the "Transaction"), the management agreement between the Fund and NB Management, and the sub-advisory agreement between NB Management and Neuberger Berman LLC automatically terminated. To provide for continuity of management, the shareholders of the Fund voted on the following matters, which became effective upon completion of the Transaction on October 31, 2003:

PROPOSAL 1--TO APPROVE A NEW MANAGEMENT AGREEMENT BETWEEN THE FUND AND NB MANAGEMENT

                                   VOTES FOR        VOTES AGAINST       ABSTENTIONS*
                              23,010,912.000          216,815.000        265,330.000

PROPOSAL 2--TO APPROVE A NEW SUB-ADVISORY AGREEMENT BETWEEN NB MANAGEMENT AND NEUBERGER BERMAN LLC

                                   VOTES FOR        VOTES AGAINST       ABSTENTIONS*
                              22,998,502.000          224,413.000        270,142.000

* Abstentions were counted as shares that were present and entitled to vote for purposes of determining a quorum and had a negative effect on the proposals.

                   This page has been left blank intentionally

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

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

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.


[NEUBERGER BERMAN A LEHMAN BROTHERS COMPANY LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
INTERNAL SALES & SERVICES
877.461.1899

www.nb.com


[RECYCLED SYMBOL]

DO499 12/03

THE FOLLOWING INFORMATION WILL BE INCLUDED WITH THE REGISTRANT'S PROXY STATEMENT TO SHAREHOLDERS DATED JANUARY 12, 2004:

The following information supplements the Annual Report to Shareholders for the fiscal period ended October 31, 2003:

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE (1) WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 877-461-1899; OR (2) ON THE WEBSITE OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AT WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS

At a meeting on September 10, 2003, the Board of Directors ("Board") of Neuberger Berman Realty Income Fund Inc. ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 10(a)(1) to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Walter G. Ehlers. Mr. Cannon and Mr. Ehlers are both independent directors as defined by Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Board has established an Audit Committee to oversee particular aspects of the Registrant's management. The Audit Committee's purposes are (a) to oversee the accounting and financial reporting processes of the Registrant and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain service providers; (b) to oversee the quality and objectivity of the Registrant's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Registrant's compliance with legal and regulatory requirements that relate to the Portfolios' accounting and financial reporting, internal controls and independent audits; (d) to approve prior to appointment the engagement of the Registrant's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Registrant's independent auditors; and (e) to act as a liaison between the Registrant's independent auditors and the full Board. The Audit Committee is composed entirely of Independent Fund Directors; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip (appointed 12/10/03), and Peter P. Trapp.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board has delegated to Neuberger Berman, LLC ("Neuberger Berman") the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its stockholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)    A copy of the Code of Ethics is filed as Exhibit 10(a)(1).

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund Inc.



By:  /s/ Peter E. Sundman
     ----------------------
         Peter E. Sundman
         Chief Executive Officer

Date: December 31, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
    ------------------------------
         Peter E. Sundman
         Chief Executive Officer

Date: December 31, 2003



By:  /s/ Barbara Muinos
    ------------------------------
         Barbara Muinos
         Treasurer and Principal Financial
         and Accounting Officer

Date: January 8, 2004